CONSOLIDATED BALANCE SHEETS - 10K - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Current assets:
Cash and cash equivalents	[1]	$ 326.9		$ 275.3
Trade receivables, less allowance for doubtful accounts of $10.5 and $9.3 as of December 31, 2015 and December 31, 2014, respectively		244.9	[1]	238.9
Inventories		183.8	[1]	156.6
Deferred income taxes - current		58.0		58.4
Prepaid expenses and other		53.3	[1]	44.6
Receivable from Revlon, Inc.		117.4	[1]	105.4
Total current assets		926.3	[1]	879.2
Property, plant and equipment, net of accumulated depreciation of $271.7 and $250.5 as of December 31, 2015 and December 31, 2014, respectively		215.3	[1]	212.0
Deferred income taxes - noncurrent		49.8	[1]	34.8
Goodwill		469.7	[1]	464.1
Intangible assets, net of accumulated amortization of $61.1 and $39.3 as of December 31, 2015 and December 31, 2014, respectively		318.0	[1]	327.8
Other assets		84.1	[1]	113.3
Total assets		2,063.2	[1]	2,031.2
Current liabilities:
Short-term borrowings		11.3	[1]	6.6
Current portion of long-term debt		30.0	[1]	31.5
Accounts payable		201.3	[1]	153.5
Accrued expenses and other		272.4	[1]	273.3
Total current liabilities		515.0	[1]	464.9
Long-term debt		1,783.7	[1]	1,832.4
Long-term pension and other post-retirement plan liabilities		185.3	[1]	200.9
Other long-term liabilities		70.8	[1]	90.0
Stockholders' deficiency:
RCPC Preferred stock, par value $1.00 per share; 1,000 shares authorized; 546 shares issued as of December 31, 2015 and December 31, 2014, respectively		54.6	[1]	54.6
Common Stock, par value $1.00 per share; 10,000 shares authorized; 5,260 shares issued and outstanding as of December 31, 2015 and 2014		0.0	[1]	0.0
Additional paid-in capital		957.5		952.1
Accumulated deficit		(1,258.4)	[1]	(1,320.5)
Accumulated other comprehensive loss		(245.3)	[1]	(243.2)
Total stockholder's deficiency		(491.6)	[1]	(557.0)
Total liabilities and stockholder's deficiency		2,063.2	[1]	$ 2,031.2
Previously Reported [Member]
Current assets:
Total current assets		984.3
Deferred income taxes - noncurrent		38.5
Other assets		104.1
Total assets		2,129.9
Current liabilities:
Long-term debt		1,803.7
Other long-term liabilities		117.5
Stockholders' deficiency:
Total liabilities and stockholder's deficiency		$ 2,129.9

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.